CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Sep. 01, 2016	Sep. 03, 2015
Assets
Cash and equivalents		$ 4,140	$ 2,287
Short-term investments		258	1,234
Receivables		2,068	2,507
Inventories		2,889	2,340
Other current assets		140	228
Total current assets		9,495	8,596
Long-term marketable investments	[1]	414	2,113
Property, plant, and equipment, net		14,686	10,554
Equity method investments		1,364	1,379
Intangible assets, net		464	449
Deferred tax assets		657
Deferred tax assets			597
Other noncurrent assets		460	455
Total assets		27,540	24,143
Liabilities and equity
Accounts payable and accrued expenses		3,879	2,611
Deferred income		200	205
Current debt		756	1,089
Total current liabilities		4,835	3,905
Long-term debt		9,154	6,252
Other noncurrent liabilities		623	698
Total liabilities		14,612	10,855
Commitments and contingencies
Redeemable convertible notes		0	49
Micron shareholders' equity
Common stock, $0.10 par value, 3,000 shares authorized, 1,094 shares issued and outstanding (1,084 as of September 3, 2015)		109	108
Additional capital		7,736	7,474
Retained earnings		5,299	5,588
Treasury stock, 54 shares held (45 as of September 3, 2015)		(1,029)	(881)
Accumulated other comprehensive income (loss)		(35)	13
Total Micron shareholders' equity		12,080	12,302
Noncontrolling interests in subsidiaries		848	937
Total equity		12,928	13,239
Total liabilities and equity		$ 27,540	$ 24,143

[1]	The maturities of long-term marketable securities range from one to four years.